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                                  JULY 15, 1997

                     National High Yield Municipal Bond Fund

     Supplement to Statement of Additional Information Dated April 28, 1997


         The following replaces average annual total return figures in the section of the Statement of Additional Information entitled Average Annual Total Return under Calculation of Performance Data:

                           Average Annual Total Return

National High Yield Municipal Bond Fund(2)

              Class A         Class A
              Shares)         Shares
            (at offer)       (at NAV)
1 year
ended
12/31/96       2.58%          6.53%

3 years
ended
12/31/96       4.71%          6.06%

5 years
ended
12/31/96       7.05%          7.87%

10 years
ended
12/31/96       7.56%          7.98%

Period
9/22/86(1)
through
12/31/96       7.62%          8.02%

(1)     Date of initial public offering.

(2)     Reflects voluntary waivers in effect during the period(s).



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         The following replaces cumulative total return figures in the section of the Statement of Additional Information entitled Cumulative Total Return under Calculation of Performance Data:

                             Cumulative Total Return

National High Yield Municipal Bond Fund(3)

                                   Class B       Class B
             Class A               Shares        Shares
             Shares              (including    (excluding
           (at offer)             CDSC)(2)        CDSC)
                       Period
3 months               12/18/96
ended                  through
12/31/96    (0.77%)   12/31/96     (3.57%)        0.43%

6 months
ended
12/31/86     1.72%

9 months
ended
12/31/86     2.69%

1 year
ended
12/31/96     2.58%

3 years
ended
12/31/96    14.80%

5 years
ended
12/31/96    40.56%

10 years
ended
12/31/96   107.32%

Period
9/22/86(1)
through
12/31/96   112.74%

(1)      Date of initial public offering.

(2) Beginning June 9, 1997, the CDSC schedule for Class B Shares changed as follows: (i) 4% if shares are redeemed within two years of purchase;
         (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. The above figures have been calculated using this new schedule.

(3)      Reflects voluntary waivers in effect during the period(s).